Loans payable (Disclosure of detailed information about shareholder loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ 680,585	$ (49,193)	$ 270,644
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	499,631	460,496	126,780
Net Addition	500,000	50,000	325,056
Unrealized foreign exchange	43,934	(10,865)	8,660
Principal ending balance	$ 1,043,565	$ 499,631	$ 460,496